GAMING SUBCONCESSION, NET - Schedule of Gaming Subconcession, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Deemed cost	$ 900,000	$ 900,000
Less: accumulated amortization	(643,917)	(586,680)
Gaming subconcession, net	$ 256,083	$ 313,320